Environmental and other provisions	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Environmental and other provisions [Text Block]
18. Environmental and other provisions
	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 23a)	Restricted share units[1] (note 23a)	Performan-ce share units (note 23a)	Other[2]	Total
Balance, January 1, 2021	$343,132	$8,719	$10,449	$2,030	$1,144	$365,474
Net additional provisions made	172,023	1,233	5,523	2,993	9,182	190,954
Disbursements	(21,663)	(2,053)	(6,143)	-	(5)	(29,864)
Unwinding of discount (note 5g)	4,988	-	-	-	-	4,988
Effect of change in estimate to inflation rates[3]	(23,173)	-	-	-	-	(23,173)
Effect of change in discount rate	(9,982)	-	-	-	-	(9,982)
Effect of foreign exchange	2,475	(18)	316	(10)	(1)	2,762
Effect of change in share price	-	226	744	389	-	1,359
Balance, December 31, 2021	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518

[1] Certain amounts relating to the Arizona segment are capitalized.

[2] Relates primarily to restructuring costs.

[3] Represents changes in estimates of inflation rates applied to expected undiscounted cash flows.

Provisions are reflected in the consolidated balance sheets as follows:

December 31, 2021	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 23a)	Restricted share units[1] (note 23a)	Performan-ce share units (note 23a)	Other	Total
Current (note 13)	$16,759	$8,107	$5,061	$4,622	$6,468	$41,017
Non-current	451,041	-	5,828	780	3,852	461,501
	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518

	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 23a)	Restricted share units[1] (note 23a)	Performan-ce share units (note 23a)	Other	Total
Balance, January 1, 2020	$302,116	$3,876	$5,477	$-	$2,956	$314,425
Net additional provisions made	5,868	1,628	3,642	1,257	15	12,410
Disbursements	(18,737)	(497)	(2,646)	-	(1,824)	(23,704)
Unwinding of discount (note 5g)	3,543	-	-	-	-	3,543
Effect of change in discount rate	43,180	-	-	-	-	43,180
Effect of foreign exchange	7,162	191	116	43	(3)	7,509
Effect of change in share price	-	3,521	3,860	730	-	8,111
Balance, December 31, 2020	$343,132	$8,719	$10,449	$2,030	$1,144	$365,474

[1] Certain amounts relating to the Arizona segment are capitalized.

December 31, 2020	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 23a)	Restricted share units[1] (note 23a)	Performan-ce share units (note 23a)	Other	Total
Current (note 13)	$20,308	$8,719	$4,648	$-	$-	$33,675
Non-current	322,824	-	5,801	2,030	1,144	331,799
	$343,132	$8,719	$10,449	$2,030	$1,144	$365,474

Decommissioning, restoration and similar liabilities are remeasured at each reporting date to reflect changes in discount rates, which can significantly affect the liabilities.

Decommissioning, restoration and similar liabilities ("DRO")

Hudbay's decommissioning, restoration and similar liabilities relate to the rehabilitation and closure of currently operating mines and metallurgical plants, development-phase properties and closed properties. The amount of the provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

DRO are remeasured at each reporting date to reflect changes in discount rates, exchange rates, and timing and extent of cash outflows which can significantly affect the liabilities. The amount of this provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

During the third quarter of 2021, following a comprehensive update to the Flin Flon closure plan, additional provisions were recognized to reflect higher estimates for closure activities in Flin Flon through to the year 2122. The increase in the environmental obligation resulted in a corresponding increase in the Flin Flon PP&E. However, as the closure of Flin Flon is expected to commence within 12 months, an impairment indicator was identified in the third and fourth quarter of 2021 which led to an impairment loss of $193,473 for the year ended December 31, 2021 (note 5h).

During the year ended December 31, 2021, additional provisions were recognized mostly as a result of the aforementioned impact in Flin Flon and changes to discount rates.

Hudbay's decommissioning and restoration liabilities relate mainly to its Manitoba operations. Management anticipates that most of the assets in Flin Flon will be placed on care and maintenance once mining activities are completed at the 777 mine in order to maintain optionality for restart should a new mine be found in the Flin Flon area. The majority of closure activities will occur once all mining activities in Manitoba are completed. These provisions also reflect estimated post-closure cash flows that extend to the year 2122 for ongoing monitoring and water treatment requirements. Management anticipates most decommissioning and restoration activities for the Constancia operation will occur from 2035 to 2070, which include ongoing monitoring and water treatment requirements.

These estimates have been discounted to their present value at rates ranging from 0.39% to 1.94% per annum (2020 - 0.12% to 1.65%), using pre-tax risk-free interest rates that reflect the estimated maturity of each specific liability.